INCOME TAXES - INCOME TAX EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Current tax on profits for the year	$ 36	$ 0	$ 1
Adjustments in respect of prior years	(15)	0	0
Total current tax expense	21	0	1
Deferred tax:
Origination and reversal of temporary differences	(4)	(1)	2
Adjustments in respect of prior years	14	0	0
Total deferred tax expense	10	(1)	2
Total income tax expense (recovery)	$ 31	$ (1)	$ 3